REINSURANCE - Schedule of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premiums earned:
Gross amounts, including reinsurance assumed	$ 5,430	$ 3,662	$ 1,017
Reinsurance ceded	(1,293)	(651)	(1)
Net premiums earned	4,137	3,011	1,016
Policyholder benefits paid and claims incurred:
Gross amounts, including reinsurance assumed	(3,378)	(1,695)	(90)
Reinsurance ceded	830	384	18
Net benefits paid and claims incurred	$ (2,548)	$ (1,311)	$ (72)